Borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term loan:
Short-term loan	2,275,533	1,122,352
Long-term loan due in one year:
Long-term loan due in one year	22,000	936,163
Short-term borrowings and current portion of long term borrowings	2,297,533	2,058,515
Long-term loan
Long-term loan	1,902,400	1,554,000
Long-term loan	1,902,400	1,554,000
Total borrowings	4,199,933	3,612,515
Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	140,000
Bank of China | Bank Borrowings one due September 2014
Short-term loan:
Short-term loan		200,000
Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	34,849
Bank of China | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan	200,000
Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	35,490
Agriculture Bank of China | Bank Borrowings one due September 2014
Short-term loan:
Short-term loan		80,000
Agriculture Bank of China | Bank Borrowings one due January 2014
Short-term loan:
Short-term loan		34,379
Agriculture Bank of China | Bank Borrowings one due February 2014
Short-term loan:
Short-term loan		79,248
Long-term loan due in one year:
Long-term loan due in one year		2,850
Agriculture Bank of China | Bank Borrowings one due April 2014
Short-term loan:
Short-term loan		539
Agriculture Bank of China | Bank Borrowings one due May 2014
Short-term loan:
Short-term loan		3,073
Agriculture Bank of China | Bank Borrowings two due April 2014
Short-term loan:
Short-term loan		95,721
Agriculture Bank of China | Bank Borrowings two due May 2014
Short-term loan:
Short-term loan		2,038
Agriculture Bank of China | Bank Borrowings three due May 2014
Short-term loan:
Short-term loan		1,996
Agriculture Bank of China | Bank Borrowings two due February 2014
Long-term loan due in one year:
Long-term loan due in one year		8,150
Agriculture Bank of China | Bank Borrowings one due August 2014
Long-term loan due in one year:
Long-term loan due in one year		2,850
Agriculture Bank of China | Bank Borrowings two due August 2014
Long-term loan due in one year:
Long-term loan due in one year		8,150
Agriculture Bank of China | Bank Borrowings one due August 2015
Long-term loan due in one year:
Long-term loan due in one year	2,850
Long-term loan
Long-term loan		2,850
Agriculture Bank of China | Bank Borrowings two due August 2015
Long-term loan due in one year:
Long-term loan due in one year	8,150
Long-term loan
Long-term loan		8,150
Agriculture Bank of China | Bank Borrowings one due February 2016
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due February 2016
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due August 2016
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due August 2016
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due February 2015
Short-term loan:
Short-term loan	30,000
Long-term loan due in one year:
Long-term loan due in one year	2,850
Long-term loan
Long-term loan		8,150
Agriculture Bank of China | Bank Borrowings one due February 2017
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due February 2017
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due August 2017
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due August 2017
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due February 2018
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due February 2018
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due August 2018
Long-term loan
Long-term loan	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due August 2018
Long-term loan
Long-term loan	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due February 2019
Long-term loan
Long-term loan	2,900	10,100
Agriculture Bank of China | Bank Borrowings two due February 2019
Long-term loan
Long-term loan	10,100	2,900
Agriculture Bank of China | Bank Borrowings one due August 2019
Long-term loan
Long-term loan	2,900	2,900
Agriculture Bank of China | Bank Borrowings two due August 2019
Long-term loan
Long-term loan	10,100	10,100
Agriculture Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	76,363
Agriculture Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	1,966
Agriculture Bank of China | Bank Borrowings one due January 2015
Short-term loan:
Short-term loan	50,000
Agriculture Bank of China | Bank Borrowings two due March 2015
Short-term loan:
Short-term loan	12,116
Agriculture Bank of China | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan	20,000
Agriculture Bank of China | Bank Borrowings two due April 2015
Short-term loan:
Short-term loan	1,439
Agriculture Bank of China | Bank Borrowings three due April 2015
Short-term loan:
Short-term loan	1,955
Agriculture Bank of China | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan	1,457
Agriculture Bank of China | Bank Borrowings three due May 2015
Short-term loan:
Short-term loan	2,988
Agriculture Bank of China | Bank Borrowings two due January 2015
Short-term loan:
Short-term loan	3,139
Agriculture Bank of China | Bank Borrowings two due February 2015
Short-term loan:
Short-term loan	66,746
Long-term loan due in one year:
Long-term loan due in one year	8,150
Long-term loan
Long-term loan		2,850
Agriculture Bank of China | Bank Borrowings three due January 2015
Short-term loan:
Short-term loan	3,625
Agriculture Bank of China | Bank Borrowings five due January 2015
Short-term loan:
Short-term loan	3,429
Agriculture Bank of China | Bank Borrowings three due February 2015
Short-term loan:
Short-term loan	38,418
Agriculture Bank of China | Bank Borrowings four due January 2015
Short-term loan:
Short-term loan	2,889
Agriculture Bank of China | Bank Borrowings four due February 2015
Short-term loan:
Short-term loan	3,483
Agriculture Bank of China | Bank Borrowings three due March 2015
Short-term loan:
Short-term loan	14,935
Agriculture Bank of China | Bank Borrowings Five Due February 2015
Short-term loan:
Short-term loan	74,040
Agriculture Bank of China | Bank Borrowings six due February 2015
Short-term loan:
Short-term loan	3,299
Agriculture Bank of China | Bank Borrowings four due March 2015
Short-term loan:
Short-term loan	2,288
Agriculture Bank of China | Bank Borrowings five due March 2015
Short-term loan:
Short-term loan	1,212
Agriculture Bank of China | Bank Borrowings six due March 2015
Short-term loan:
Short-term loan	2,472
Agriculture Bank of China | Bank Borrowings seven due March 2015
Short-term loan:
Short-term loan	3,209
Agriculture Bank of China | Bank Borrowings four due April 2015
Short-term loan:
Short-term loan	2,956
Agriculture Bank of China | Bank Borrowings four due May 2015
Short-term loan:
Short-term loan	2,084
Agriculture Bank of China | Bank Borrowings one due June 2016
Long-term loan
Long-term loan	80,000
China Merchants Bank | Bank Borrowings one due March 2014
Short-term loan:
Short-term loan		10,000
China Merchants Bank | Bank Borrowings two due March 2014
Short-term loan:
Short-term loan		10,000
China Merchants Bank | Bank Borrowings three due March 2014
Short-term loan:
Short-term loan		10,000
China Merchants Bank | Bank Borrowings four due March 2014
Short-term loan:
Short-term loan		10,000
China Merchants Bank | Bank Borrowings five due March 2014
Short-term loan:
Short-term loan		10,000
China Merchants Bank | Bank Borrowings one due June 2014
Short-term loan:
Short-term loan		30,000
China Merchants Bank | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	48,952
China Merchants Bank | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan	30,000
China Merchants Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	62,000
China Merchants Bank | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan	28,759
China Merchants Bank | Bank Borrowings two due June 2015
Short-term loan:
Short-term loan	32,400
Huaxia Bank | Bank Borrowings two due February 2014
Short-term loan:
Short-term loan		40,000
Huaxia Bank | Bank Borrowings three due February 2014
Short-term loan:
Short-term loan		10,000
Huaxia Bank | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	30,000
Huaxia Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	20,000
Bank of Communications | Bank Borrowings one due February 2014
Short-term loan:
Short-term loan		42,000
Bank of Communications | Bank Borrowings one due February 2015
Short-term loan:
Short-term loan	97,904
Bank of Communications | Bank Borrowings one due January 2015
Short-term loan:
Short-term loan	50,000
Hefei S & T Rural Commercial Bank | Bank Borrowings one due March 2014
Short-term loan:
Short-term loan		150,000
Hefei S & T Rural Commercial Bank | Bank Borrowings two due March 2014
Short-term loan:
Short-term loan		50,000
Hefei S & T Rural Commercial Bank | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan	100,000
Hefei S & T Rural Commercial Bank | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan	100,000
Rural Credit Cooperative of Hebei | Bank Borrowings one due March 2014
Short-term loan:
Short-term loan		28,000
Rural Credit Cooperative of Hebei | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	28,000
Bank of Xingtai | Bank Borrowings one due September 2014
Long-term loan due in one year:
Long-term loan due in one year		100,000
Bank of Xingtai | Bank Borrowings one due June 2014
Short-term loan:
Short-term loan		20,000
Bank of Xingtai | Bank Borrowings two due June 2014
Short-term loan:
Short-term loan		40,000
Bank of Xingtai | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	1,000
Bank of Xingtai | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan	60,000
Bank of Xingtai | Bank Borrowings two due March 2015
Short-term loan:
Short-term loan	100
Bank of Xingtai | Bank Borrowings three due March 2015
Short-term loan:
Short-term loan	100
Bank of Xingtai | Bank Borrowings one due September 2015
Short-term loan:
Short-term loan	2,000
Bank of Xingtai | Bank Borrowings two due September 2015
Short-term loan:
Short-term loan	200
Bank of Xingtai | Bank Borrowings three due September 2015
Short-term loan:
Short-term loan	200
Bank of Xingtai | Bank Borrowings one due September 2016
Long-term loan
Long-term loan	74,000
Bank of Xingtai | Bank Borrowings one due March 2016
Long-term loan
Long-term loan	3,000
Bank of Xingtai | Bank Borrowings two due March 2016
Long-term loan
Long-term loan	300
Bank of Xingtai | Bank Borrowings two due September 2016
Long-term loan
Long-term loan	8,400
Bank of Xingtai | Bank Borrowings three due March 2016
Long-term loan
Long-term loan	300
Bank of Xingtai | Bank Borrowings three due September 2016
Long-term loan
Long-term loan	8,400
OCBC Bank | Bank Borrowings one due April 2014
Short-term loan:
Short-term loan		30,485
OCBC Bank | Bank Borrowings one due May 2014
Short-term loan:
Short-term loan		54,873
Other loan | Bank Borrowings one due March 2014
Short-term loan:
Short-term loan		30,000
Other loan | Bank Borrowings one due November 2014
Short-term loan:
Short-term loan		50,000
China Construction Bank | Bank Borrowings one due April 2014
Long-term loan due in one year:
Long-term loan due in one year		157,000
China Construction Bank | Bank Borrowings one due May 2014
Long-term loan due in one year:
Long-term loan due in one year		34,000
China Construction Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	48,500
China Construction Bank | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan	34,000
China Construction Bank | Bank Borrowings two due April 2015
Short-term loan:
Short-term loan	100,000
China Construction Bank | Bank Borrowings three due April 2015
Short-term loan:
Short-term loan	11,500
China Construction Bank | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan	48,789
China Construction Bank | Bank Borrowings three due May 2015
Short-term loan:
Short-term loan	22,171
Industrial and Commercial Bank of China | Bank Borrowings one due March 2014
Long-term loan due in one year:
Long-term loan due in one year		140,000
Industrial and Commercial Bank of China | Bank Borrowings two due March 2014
Long-term loan due in one year:
Long-term loan due in one year		40,000
Industrial and Commercial Bank of China | Bank Borrowings three due March 2014
Long-term loan due in one year:
Long-term loan due in one year		20,000
Industrial and Commercial Bank of China | Bank Borrowings one due June 2014
Long-term loan due in one year:
Long-term loan due in one year		15,917
Industrial and Commercial Bank of China | Bank Borrowings two due June 2014
Long-term loan due in one year:
Long-term loan due in one year		57,246
Industrial and Commercial Bank of China | Bank Borrowings one due November 2014
Long-term loan due in one year:
Long-term loan due in one year		150,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2019
Long-term loan
Long-term loan	168,000	720,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2018
Long-term loan
Long-term loan	300,000	432,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2017
Long-term loan
Long-term loan	288,000	288,000
Industrial and Commercial Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings one due October 2015
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2015
Short-term loan:
Short-term loan	58,131
Industrial and Commercial Bank of China | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan	2,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2015
Short-term loan:
Short-term loan	150,000
Industrial and Commercial Bank of China | Bank Borrowings two due November 2015
Short-term loan:
Short-term loan	2,000
Industrial and Commercial Bank of China | Bank Borrowings two due January 2019
Long-term loan
Long-term loan	300,000
Industrial and Commercial Bank of China | Bank Borrowings three due January 2019
Long-term loan
Long-term loan	252,000
Industrial and Commercial Bank of China | Bank Borrowings two due January 2018
Long-term loan
Long-term loan	132,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2016
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2016
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2017
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2017
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2018
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2018
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2019
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2019
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2020
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2020
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2021
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2021
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2022
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2022
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2023
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2023
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2024
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2024
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2025
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2025
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2026
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2026
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2027
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due Novemebr 2027
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2028
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2028
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2029
Long-term loan
Long-term loan	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due December 2029
Long-term loan
Long-term loan	7,000
China Everbright Bank | Bank Borrowings one due June 2014
Long-term loan due in one year:
Long-term loan due in one year		200,000
Shanghai Pudong Development Bank | Bank Borrowings one due August 2015
Short-term loan:
Short-term loan	39,980